Income taxes (Schedule of detailed information about unused tax losses) (Details)	Oct. 31, 2022 USD ($)
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	$ 32,019,828
2026 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	1,743,280
2027 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	1,465,962
2028 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	0
2029 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	1,646,137
2030 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	3,908,049
2031 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	1,239,822
2032 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	1,679,306
2033 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	1,798,054
2034 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	3,052,468
2035 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	3,253,025
2036 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	3,588,644
2037 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	2,752,479
2038 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	1,703,771
2039 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	1,523,813
2040 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	513,301
2041 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	889,381
2042 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	1,262,336
Canada [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	27,569,388
Canada [Member] | 2026 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	1,743,280
Canada [Member] | 2027 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	1,465,962
Canada [Member] | 2028 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	0
Canada [Member] | 2029 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	1,502,416
Canada [Member] | 2030 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	2,027,152
Canada [Member] | 2031 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	1,221,296
Canada [Member] | 2032 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	1,353,513
Canada [Member] | 2033 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	1,640,591
Canada [Member] | 2034 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	2,373,379
Canada [Member] | 2035 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	2,682,124
Canada [Member] | 2036 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	3,147,625
Canada [Member] | 2037 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	2,519,765
Canada [Member] | 2038 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	1,703,454
Canada [Member] | 2039 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	1,523,813
Canada [Member] | 2040 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	513,301
Canada [Member] | 2041 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	889,381
Canada [Member] | 2042 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	1,262,336
United States [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	4,450,440
United States [Member] | 2026 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	0
United States [Member] | 2027 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	0
United States [Member] | 2028 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	0
United States [Member] | 2029 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	143,721
United States [Member] | 2030 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	1,880,897
United States [Member] | 2031 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	18,526
United States [Member] | 2032 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	325,793
United States [Member] | 2033 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	157,463
United States [Member] | 2034 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	679,089
United States [Member] | 2035 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	570,901
United States [Member] | 2036 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	441,019
United States [Member] | 2037 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	232,714
United States [Member] | 2038 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	317
United States [Member] | 2039 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	0
United States [Member] | 2040 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	0
United States [Member] | 2041 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	0
United States [Member] | 2042 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	$ 0